LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

July 14, 2026

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
(File Nos.: 333-215588 and 811-23226)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series Overlay Shares Enhanced Equity Fund and Overlay Shares Hedged Equity Fund (together, the “Funds”), hereby certifies that the form of Prospectus that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment July 9, 2026, and filed electronically as Post-Effective Amendment No. 565 to the Funds’ Registration Statement on Form N-1A on July 8, 2026.

If you have any questions or require further information, please contact the undersigned at 414-516-1825 or marissa.pawlinski@usbank.com.

Sincerely,

/s/ Marissa J. Pawlinski
Marissa J. Pawlinski
Assistant Secretary